Subsequent Events (Details Narrative) - USD ($)		12 Months Ended	13 Months Ended
	Apr. 07, 2025	Apr. 07, 2025	May 20, 2026	May 21, 2025	Apr. 08, 2025
Subsequent Event [Line Items]
Initial public offering	$ 13,500,000
Gross proceeds					$ 15,000,000.0
Offering-related expenses		$ 13,500,000
Interest rate				3.60%
Subsequent Event [Member]
Subsequent Event [Line Items]
Initial public offering	$ 3,750,000
loan agreement amount			$ 1,389,063